New England Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company
New England Variable Annuity Separate Account
File Nos. 033-85442/811-08828
American Growth Series; and
American Growth Series-I
Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity

Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the

Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”)

each dated April 27, 2026 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 39 for the Account filed electronically with the Commission on April 21, 2026.

If you have any questions, please contact me at (980) 949-4968.

Sincerely,

/s/ Victoria Starkman
Victoria Starkman
Corporate Counsel
New England Life Insurance Company